Tidal ETF Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 12, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, filed with this letter is the registration statement for a series of Tidal ETF Trust, a new investment company.

The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Michael D. Barolsky at (414) 765‑5586.
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust

Enclosure